Note 7 - Long-term Debt 1	12 Months Ended
Dec. 31, 2025
Long-Term Debt [Text Block]

7. Long-Term Debt:

The amounts shown in the accompanying consolidated balance sheets consist of the following:

	Borrower(s)	December 31, 2024	December 31, 2025
	Term Loans:
1	Adstone Marine Corp. et al.	$-	$67,247
2	Silkstone Marine Corp. et al.	-	13,108
3	Andati Marine Corp. et al.	-	42,992
4	Archet Marine Corp. et al.	-	19,195
5	Costamare Bulkers Ships Inc.	-	15,013
	Total long-term debt	$-	$157,555
	Less: Deferred financing costs	-	(1,961)
	Total long-term debt, net	$-	$155,594
	Less: Long-term debt current portion	-	(15,671)
	Add: Deferred financing costs, current portion	-	676
	Total long-term debt, non-current, net	$-	$140,599

1. On December 2, 2024, Adstone Marine Corp., along with several other subsidiaries of the Company, entered into a loan agreement with a bank for an amount of up to $150,147 in order to refinance existing facilities at that time. On December 3, 2024, the amount of $147,709 was drawn down. On April 24, 2025, the amount of $61,668 was prepaid (Note 1). On August 12, 2025, the Company prepaid the amount of $3,405.9 due to the sale of one of the vessels being financed via this term loan (Note 5). As of December 31, 2025, the outstanding balance of $67,247 is repayable in 16 equal quarterly installments of $1,733.9, from March 2026 to December 2029 with an aggregate balloon payment of $39,504.3 that is payable together with the last installment.

2. On December 9, 2024, Silkstone Marine Corp. along with two more subsidiaries of the Company entered into a loan agreement with a bank for an amount of up to $34,911 in order to refinance one term loan and to finance the acquisition of a secondhand dry bulk vessel. On December 10, 2024, the amount of $34,611 was drawn down. On April 24, 2025, the amount of $19,360 was prepaid (Note 1). As of December 31, 2025, the outstanding balance of $13,108 is repayable in 16 equal quarterly installments of $400.3, from March 2026 to December 2029 with an aggregate balloon payment of $6,704 that is payable together with the last installment.

3. On December 12, 2024, Andati Marine Corp along with several other subsidiaries of the Company entered into a loan agreement with a bank for an amount of up to $84,931 in order to refinance three existing facilities at that time. On December 12, 2024, the amount of $84,931 was drawn down in three tranches. On April 24, 2025, the aggregate amount of $20,278 was prepaid (Note 1). On July 24, 2025, the Company prepaid the amount of $4,137.5 due to the sale of one of the vessels being financed via this term loan (Note 5). On September 2 and 12, 2025, the Company prepaid (i) the amount of $1,222.9 due to the sale of one of the vessels being financed via this term loan (Note 5) and (ii) the amount of $10,360.6 due to the sale of two of the vessels being financed via this term loan (Notes 5). As of December 31, 2025, the total outstanding balance of the three Tranches of $42,992 is repayable in 16 equal quarterly installments of $1,100.9, from March 2026 to December 2029 with an aggregate balloon payment of $25,377.2 that is payable together with the last installment.

4. On December 20, 2024, Archet Marine Corp along with several other subsidiaries of the Company entered into a loan agreement with a bank for an amount of up to $72,000 in order to refinance existing indebtedness at that time and to finance the acquisition of a secondhand dry bulk vessel. On December 20, 2024, the amount of $72,000 was drawn down in two tranches. On April 24, 2025, the aggregate amount of $48,919 was prepaid (Note 1). On June 30, 2025, the Company prepaid the amount of $1,230.7 due to the sale of one of the vessels being financed via this term loan (Note 5). As of December 31, 2025, the outstanding balance of Tranche A of $5,911 is repayable in 16 equal quarterly installments of $133.4 from March 2026 to December 2029 and a balloon payment of $3,777 that is payable together with the last installment. As of December 31, 2025, the outstanding balance of Tranche B of $13,284 is repayable in 20 equal quarterly installments of $262.5 from March 2026 to December 2030 and a balloon payment of $8,034 that is payable together with the last installment.

5. On April 16, 2025, CBSI entered into a loan agreement with a bank for an amount of up to $100,000 to partly finance future dry bulk vessels’ acquisitions. On July 9, 2025, the amount of $15,300 was drawn down in order to finance the acquisition cost of one dry bulk vessel (Note 5). As of December 31, 2025, the outstanding balance of $15,013 is repayable in 23 equal quarterly installments of $286.9 from January 2026 to July 2031 and a balloon payment of $8,415 that is payable together with the last installment.

The term loans discussed above bear interest at Term Secured Overnight Financing Rate (“SOFR”) plus a spread and are secured by, inter alia, (a) first-priority mortgages over the financed vessels, (b) first priority assignments of all insurances and earnings of the mortgaged vessels and (c) corporate guarantees of the Company or CBSI or certain of their subsidiaries, as the case may be. The loan agreements contain usual ship finance covenants, including restrictions as to changes in management and ownership of the vessels, as to additional indebtedness and as to further mortgaging of vessels, as well as minimum requirements regarding hull Value Maintenance Clauses in the range of 115% to 120%, restrictions on dividend payments if an event of default has occurred and is continuing or would occur as a result of the payment of such dividend and may also require the Company to maintain minimum liquidity, minimum net worth and leverage ratios, as defined.

The annual repayments under the Term Loans after December 31, 2025 are in the aggregate as follows:

Year ending December 31	Amount
2026	$15,671
2027	15,671
2028	15,671
2029	91,034
2030	10,232
2031 and thereafter	9,276
Total	$157,555

The interest rate of the Term Loans as of December 31, 2025 was in the range 5.29% – 5.54%. The weighted average interest rate of the Term Loans as of December 31, 2025 was 5.4%.

Total interest expense incurred on long-term debt for the year ended December 31, 2025, amounted to $8,144 (Note 14).

The amounts of financing costs included in the loan balances are as follows:

Balance, January 1, 2024	$-
Additions	-
Amortization and write-off	-
Balance, December 31, 2024	$-
Additions	2,842
Amortization and write-off	(881)
Balance, December 31, 2025	$1,961
Less: Current portion of financing costs	(676)
Financing costs, non-current portion	$1,285

Financing costs represent legal fees and fees paid to the lenders for the arrangement of the Company’s financing. The amortization and write-off of loan financing costs is included in Interest and finance costs in the accompanying consolidated statements of operations (Note 14).

Costamare Bulkers Holdings Limited Predecessor [Member]
Long-Term Debt [Text Block]
7. Long-Term Debt:

The amounts shown in the accompanying predecessor combined carve-out balance sheet consist of the following Term Loans:

	Borrower(s)	December 31, 2024

1	Costamare	-
2	Amoroto et al.	-
3	Bernis Marine Corp. et al.	-
4	Amoroto et al.	-
5	Greneta Marine Corp. et al.	-
6	Adstone Marine Corp. et al.	-
7	Costamare	-
8	Barlestone Marine Corp. et al.	-
9	Bermondi Marine Corp. et al.	-
10	Adstone Marine Corp. et al.	147,709
11	Silkstone Marine Corp. et al.	34,611
12	Andati Marine Corp. et al.	84,931
13	Archet Marine Corp. et al.	72,000
14	Costamare Bulkers Ships Inc. Loan	-
	Total long-term debt	$339,251
	Less: Deferred financing costs	(3,022)
	Total long-term debt, net	$336,229
	Less: Long-term debt current portion	(31,378)
	Add: Deferred financing costs, current portion	873
	Total long-term debt, non-current, net	$305,724

1. On July 8, 2021, Costamare entered into a loan agreement with a bank for an amount of up to $62,500, in order to finance the acquisition cost of the vessels Pegasus, Eracle, Peace, Sauvan, Pride, Acuity, Comity and Athena. An aggregate amount of $49,236.3, was drawn during July 2021, an amount of $7,300 was drawn in August 2021 and an amount of $5,963.8 was drawn in October 2021, to finance the acquisition of the eight vessels. On May 25, 2023, the Company prepaid $5,475, due to the sale of vessel Comity. On November 16, 2023, the Company prepaid $1,775, due to the sale of vessel Peace. On November 30, 2023, the Company prepaid $1,775, due to the sale of vessel Pride. On February 27, 2024, the Company prepaid $5,844, due to the sale of vessel Pegasus (Note 5). On December 13, 2024, following the execution of the loan agreement discussed in Note 7.12, the then outstanding balance of $19,608 was fully repaid.

2. On July 27, 2021, Amoroto Marine Corp., Bermeo Marine Corp., Bermondi Marine Corp., Briande Marine Corp., Camarat Marine Corp., Camino Marine Corp., Canadel Marine Corp., Cogolin Marine Corp., Fruiz Marine Corp., Gajano Marine Corp., Gatika Marine Corp., Guernica Marine Corp., Laredo Marine Corp., Onton Marine Corp. and Solidate Marine Corp., amongst others, entered into a hunting license facility agreement with a bank for an amount of up to $125,000, in order to finance the acquisition cost of the dry bulk vessels Progress, Merida, Miner, Uruguay, Resource, Konstantinos, Cetus, Titan I, Bermondi, Orion, Merchia and Damon, as well as the acquisition of additional vessels. Two tranches of the facility with an aggregate amount of $18,000 were drawn during August 2021 to finance the acquisition of the first two vessels, four tranches of the facility with an aggregate amount of $32,430 were drawn during September 2021 to finance the acquisition of the subsequent four vessels, one tranche of the facility with an aggregate amount of $7,347 was drawn during October 2021 to finance the acquisition of the dry bulk vessel Cetus, three tranches of the facility with an aggregate amount of $33,645 were drawn during November 2021 to finance the acquisition of the subsequent three vessels, one tranche of the facility with an amount of $14,100 was drawn in December 2021 to finance the acquisition of the subsequent vessel and one tranche of the facility with an amount of $13,374 was drawn in January 2022 to finance the acquisition of the last vessel. On April 29, 2022, Amoroto Marine Corp., Bermondi Marine Corp., Camarat Marine Corp. and Cogolin Marine Corp. prepaid the aggregate amount $38,020 (Note 7.4). On March 23, 2023, the Company prepaid the amount of $5,226 due to the sale of the dry bulk vessel Miner. On March 31, 2023, the loan agreement was amended, resulting in the extension of the repayment period until July 2027. On December 5, 2023, the Company prepaid $5,510 due to the sale of the dry bulk vessel Cetus. On January 10, 2024 and on February 1, 2024, the Company prepaid the aggregate amount of $11,197 due to the sale of vessels Progress and Konstantinos (Note 5). On August 12, 2024, the loan agreement was amended, resulting in the extension of the repayment period until January 2028. On December 13, 2024, following the execution of the loan agreement discussed in Note 7.12, the then outstanding balance of $35,596 was fully repaid.

3. On December 24, 2021, Bernis Marine Corp., Andati Marine Corp., Barral Marine Corp., Cavalaire Marine Corp. and Astier Marine Corp. entered into a loan agreement with a bank for an amount of up to $55,000 in order to refinance one term loan of the dry bulk vessels Bernis, Verity, Dawn, Discovery and Parity. On January 5, 2022, Bernis Marine Corp., Andati Marine Corp., Barral Marine Corp., Cavalaire Marine Corp. and Astier Marine Corp. drew down the aggregate amount of $52,525 in order to refinance in part one term loan. On October 31, 2024, the Company prepaid the amount of $5,780 due to the sale of vessel Discovery. On December 13, 2024, following the execution of the loan agreement discussed in Note 7.12, the then outstanding balance of $29,727 was fully repaid.

4. On April 21, 2022, Amoroto Marine Corp., Bermondi Marine Corp., Camarat Marine Corp. and Cogolin Marine Corp. entered into a loan agreement with a bank for an amount of up to $40,500 in order to refinance the term loan of the dry bulk vessels Merida, Bermondi, Titan I and Uruguay discussed in Note 7.2 and for general corporate purposes. On April 28, 2022, Amoroto Marine Corp., Bermondi Marine Corp., Camarat Marine Corp. and Cogolin Marine Corp. drew down the amount of $40,500. On February 28, 2024, the Company prepaid the amount of $6,125 due to the sale of vessel Merida (Note 5). On May 21, 2024, following the execution of the loan agreement discussed in Note 7.9, the then outstanding balance of $15,780 was fully repaid.

5. On November 17, 2022, Greneta Marine Corp., Merle Marine Corp. and Gassin Marine Corp., amongst others, signed a loan agreement with a bank for an amount of $30,000 in order to partly refinance two term loans. On November 22, 2022, Greneta Marine Corp., Merle Marine Corp. and Gassin Marine Corp. drew down the amount of $30,000. On December 3, 2024, following the execution of the loan agreement discussed in Note 7.10, the then outstanding balance of $22,091 was fully repaid.

6. On December 15, 2022, Adstone Marine Corp., Auber Marine Corp., Barlestone Marine Corp., Bilstone Marine Corp., Blondel Marine Corp., Cromford Marine Corp., Dramont Marine Corp., Featherstone Marine Corp., Lenval Marine Corp., Maraldi Marine Corp., Rivoli Marine Corp., Terron Marine Corp. and Valrose Marine Corp. signed a secured floating interest rate loan agreement with a bank for an amount of $120,000 in order to partly refinance three term loans. On December 20, 2022, the amount of $82,885 was drawn down. On September 7, 2023, pursuant to a supplemental agreement signed during the third quarter of 2023, Oldstone Marine Corp. and Kinsley Marine Corp. drew down in two tranches the aggregate amount of $27,450. On January 10, 2024 and on February 27, 2024, the Company prepaid the aggregate amount of $9,915.5 due to the sale of vessels Manzanillo and Alliance (Note 5). On April 19, 2024, the Company prepaid the amount of $4,581.1 due to the sale of vessel Adventure (Note 5). On December 3, 2024, following the execution of the loan agreement discussed in Note 7.10, the then outstanding balance of $78,592 was fully repaid.

7. On June 19, 2023, Costamare entered into a loan agreement with a bank for an amount of up to $150,000 in order to refinance two term loans, as well as the acquisition of additional vessels. On June 20, 2023, the amount of $65,779 was drawn down. On July 15, 2024, Costamare prepaid the amount of $8,255.4 due to the sale of vessel Oracle (Note 5). On December 20, 2024, following the execution of the loan agreement discussed in Note 7.13, the then outstanding balance of $51,523 was fully repaid.

8. On December 1, 2023, Barlestone Marine Corp., Bilstone Marine Corp., Cromford Marine Corp., Featherstone Marine Corp., Hanslope Marine Corp. and Shaekerstone Marine Corp. entered into a loan agreement with a bank for an amount of up to $60,000 in order to finance the acquisition cost of the dry bulk vessel Arya as well as the acquisition of additional vessels. On December 7, 2023, the amount of $12,000 was drawn. On February 16, 2024, the amount of $16,380 was drawn in order to finance the acquisition of the vessel Miracle (Note 5). On July 18, 2024, the amount of $21,600 was drawn in order to finance the acquisition of the vessel Frontier (Note 5). On December 3, 2024, following the execution of the loan agreement discussed in Note 7.10, the then outstanding balance of $47,026 was fully repaid.

9. On May 14, 2024, Bermondi Marine Corp., Camarat Marine Corp. and Cogolin Marine Corp. entered into a loan agreement with a bank for an amount of up to $16,785 in order to refinance the term loan discussed in Note 7.4. On May 16, 2024, Bermondi Marine Corp., Camarat Marine Corp. and Cogolin Marine Corp. drew down the amount of $15,780. On September 19, 2024, the Company prepaid the amount of $4,927.5 due to the sale of vessel Titan I. On December 10, 2024, following the execution of the loan agreement discussed in Note 7.11, the then outstanding balance of $10,111 was fully repaid.

10. On December 2, 2024, Adstone Marine Corp., Bilstone Marine Corp., Blondel Marine Corp., Cromford Marine Corp., Dramont Marine Corp., Gassin Marine Corp., Greneta Marine Corp., Kinsley Marine Corp., Maraldi Marine Corp., Merle Marine Corp., Oldstone Marine Corp., Shaekerstone Marine Corp., Terron Marine Corp. and Valrose Marine Corp., entered into a loan agreement with a bank for an amount of up to $150,147 in order to refinance the term loans discussed in Notes 7.5, 7.6 and 7.8. On December 3, 2024, the amount of $147,709 was drawn down. On March 4, 2025, the Company prepaid the amount of $6,650 due to the sale of vessel Rose (Note 5). On April 24, 2025, the amount of $61,668 was prepaid.

11. On December 9, 2024, Silkstone Marine Corp., Cogolin Marine Corp. and Bermondi Marine Corp. entered into a loan agreement with a bank for an amount of up to $34,911 in order to refinance the term loan discussed in Note 7.9 and to finance the acquisition of the secondhand dry bulk vessel Prosper (Note 5). On December 10, 2024, the amount of $34,611 was drawn down. On April 24, 2025, the amount of $19,360 was prepaid.

12. On December 12, 2024, Andati Marine Corp., Astier Marine Corp., Barral Marine Corp., Bernis Marine Corp., Fabron Marine Corp., Ferrage Marine Corp., Fontaine Marine Corp., Fruiz Marine Corp., Gatika Marine Corp., Guernica Marine Corp., Sauvan Marine Corp. and Solidate Marine Corp. entered into a loan agreement with a bank for an amount of up to $84,931 in order to refinance the term loans discussed in Notes 7.1 , 7.2 and 7.3. On December 12, 2024, the amount of $84,931 was drawn down in three tranches. On April 24, 2025, the amounts of $2,460.9 and $13,358.8 were prepaid for tranches A and B, respectively. In addition, on April 24, 2025, the amount of $4,458.5 was prepaid for Tranche C due to the sale of vessel Resource (Note 5).

13. On December 20, 2024, Archet Marine Corp., Bagary Marine Corp., Bellet Marine Corp., Courtin Marine Corp., Laudio Marine Corp., Pomar Marine Corp. and Ravestone Marine Corp. entered into a loan agreement with a bank for an amount of up to $72,000 in order to refinance the term loan discussed in Note 7.7 and to finance the acquisition of the secondhand dry bulk vessel Magnes. On December 20, 2024, the amount of $72,000 was drawn down in two tranches. On April 24, 2025, the aggregate amount of $48,918.7 was prepaid.

14. On April 16, 2025, CBSI entered into a loan agreement with a bank for an amount of $100,000 to partly finance dry bulk vessels’ acquisitions. No drawdown occurred as of May 6, 2025.

The term loans discussed above bear interest at Term Secured Overnight Financing Rate (“SOFR”), plus a spread and are secured by, inter alia, (a) first-priority mortgages over the financed vessels, (b) first priority assignments of all insurances and earnings of the mortgaged vessels and (c) corporate guarantees of Costamare or its subsidiaries, as the case may be. The loan agreements contain usual ship finance covenants, including restrictions as to changes in management and ownership of the vessels, as to additional indebtedness and as to further mortgaging of vessels, as well as minimum requirements regarding hull Value Maintenance Clauses in the range of 115% to 120% in all loans, restrictions on dividend payments if an event of default has occurred and is continuing or would occur as a result of the payment of such dividend and may also require the Company to maintain minimum liquidity, minimum net worth, interest coverage and leverage ratios, as defined.

Total interest expense incurred on long-term debt including the effect of the hedging interest rate caps (discussed in Notes 11 and 13) for the years ended December 31, 2023 and 2024 and the period from January 1, 2025 to May 6, 2025, amounted to $20,551, $18,654 and $6,669, respectively, and are included in “Interest and finance costs, net” in the accompanying predecessor combined carve-out statements of operations for the years ended December 31, 2023 and 2024 and the period from January 1, 2025 to May 6, 2025, respectively.

Financing costs represent legal fees and fees paid to the lenders for the arrangement of the Company’s financing. The amortization and write-off of loan financing costs amounted to $972, $1,369 and $401 for the years ended December 31, 2023 and 2024 and the period from January 1, 2025 to May 6, 2025, respectively, and is included in “Interest and finance costs, net” in the accompanying predecessor combined carve-out statements of operations (Note 11).